Government Bonds, And Other Assets (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of March 31, 2025 and December 31, 2024:

	March 31,		December 31,
	2025		2024
Government bonds (1)	Ps.	32,278,935	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	32,278,935		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of March 31, 2025 and December 31, 2024, includes an expected credit loss of Ps. 2,869 for both periods.
Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	As of March 31,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(3,586,058)		(3,579,085)
Accrued interests	620,211		1,407,533
Interests received from bonds	(980,870)		(1,928,811)
Amortized cost	348,609		469,059
Reversal of impairment of bonds	1,690		—
Balance at the end of the period	Ps.	32,278,935	Ps.	60,501,114
(1)On February 20, 2025, one series of Government Bonds was collected.

Summary of Other Assets
As of March 31, 2025 and December 31, 2024, the balance of other assets was as follows:

	March 31,		December 31,
	2025		2024
Restricted cash (1)	Ps.	21,705,766	Ps.	17,119,599
Other	4,681,299		4,657,144
Payments in advance (2)	4,278,568		4,029,445
Insurance	1,870,395		1,922,587
Total other assets	Ps.	32,536,028	Ps.	27,728,775

(1)As of March 31, 2025 and December 31, 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2026, amounting to Ps.19,485,154 and Ps.14,972,193, respectively, as well as cash related to court-ordered seizures amounting to Ps.2,220,612 and Ps.2,147,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.